Business segment information	12 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Business segment information
27.	Business segment information
The reportable segments presented below are the segments of Sony for which separate financial information is available and for which operating profit or loss amounts are evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The CODM does not evaluate segments using discrete asset information. Sony’s CODM is its Chairman, President and Chief Executive Officer.
The G&NS segment includes network services businesses, the manufacture and sales of home gaming products and production and sales of software. The Music segment includes the Recorded Music, Music Publishing and Visual Media and Platform businesses. The Pictures segment includes the Motion Pictures, Television Productions and Media Networks businesses. The EP&S segment includes the Televisions business, the Audio and Video business, the Still and Video Cameras business, the smartphone business and internet-related service business. The I&SS segment includes the image sensors business. The Financial Services segment primarily represents individual life insurance and non-life
insurance businesses in the Japanese market and a bank business in Japan. All Other consists of various operating activities, including the disc manufacturing and recording media businesses. Sony’s products and services are generally unique to a single operating segment.
Segment sales and operating revenue:

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Sales and operating revenue:
Game & Network Services —
Customers	2,224,622	1,919,760	2,604,713
Intersegment	86,250	57,791	51,565

Total	2,310,872	1,977,551	2,656,278
Music —
Customers	795,025	838,592	927,250
Intersegment	12,464	11,317	12,617

Total	807,489	849,909	939,867
Pictures —
Customers	985,270	1,010,714	757,580
Intersegment	1,603	1,140	1,187

Total	986,873	1,011,854	758,767
Electronics Products & Solutions —
Customers	2,303,167	1,969,880	1,902,887
Intersegment	17,461	21,388	17,843

Total	2,320,628	1,991,268	1,920,730
Imaging & Sensing Solutions —
Customers	770,622	985,259	937,859
Intersegment	108,708	85,317	74,638

Total	879,330	1,070,576	1,012,497
Financial Services —
Customers	1,274,708	1,299,847	1,661,520
Intersegment	7,831	7,901	7,401

Total	1,282,539	1,307,748	1,668,921
All Other —
Customers	299,806	214,999	196,517
Intersegment	45,931	36,421	32,736

Total	345,737	251,420	229,253
Corporate and elimination	(267,781)	(200,441)	(186,953)

Consolidated total	8,665,687	8,259,885	8,999,360

G&NS intersegment amounts primarily consist of transactions with All Other. I&SS intersegment amounts primarily consist of transactions with the G&NS segment and the EP&S segment. All Other intersegment amounts primarily consist of transactions with the G&NS segment, the Music segment and the Pictures segment. Corporate and elimination includes certain brand and patent royalty income.
Segment profit or loss:

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Operating income (loss):
Game & Network Services	311,092	238,400	342,192
Music	232,487	142,345	188,056
Pictures	54,599	68,157	80,478
Electronics Products & Solutions	76,508	87,276	139,180
Imaging & Sensing Solutions	143,874	235,584	145,876
Financial Services	161,477	129,597	164,582
All Other	(11,127)	16,288	11,368

Total	968,910	917,647	1,071,732
Corporate and elimination	(74,675)	(72,188)	(99,867)

Consolidated operating income	894,235	845,459	971,865
Other income	144,735	21,949	264,235
Other expenses	(27,322)	(67,958)	(43,730)

Consolidated income before income taxes	1,011,648	799,450	1,192,370

Operating income (loss) is sales and operating revenue less costs and expenses, and includes equity in net income (loss) of affiliated companies.
Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Equity in net income (loss) of affiliated companies:
Game & Network Services	—	—	—
Music	(6,915)	4,239	570
Pictures	106	(629)	123
Electronics Products & Solutions	(38)	136	(36)
Imaging & Sensing Solutions	—	0	(123)
Financial Services	(682)	(104)	—
All Other	4,530	5,995	10,953

Consolidated total	(2,999)	9,637	11,487

Depreciation and amortization:
Game & Network Services	29,023	29,135	38,707
Music	21,259	29,137	30,666
Pictures	24,081	21,665	19,330
Electronics Products & Solutions	61,749	63,291	62,145
Imaging & Sensing Solutions	110,746	134,035	152,380
Financial Services, including deferred insurance acquisition costs	91,179	106,667	59,885
All Other	4,940	5,095	4,363

Total	342,977	389,025	367,476
Corporate	31,049	27,617	23,217

Consolidated total	374,026	416,642	390,693

The following table is a breakdown of sales and operating revenue to external customers by product category for each segment. Sony management views each segment as a single operating segment.

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Sales and operating revenue:
Game & Network Services
Digital Software and Add-on Content	1,102,231	1,010,296	1,454,654
Network Services	326,524	337,265	382,950
Hardware and Others	795,867	572,199	767,109

Total	2,224,622	1,919,760	2,604,713
Music
Recorded Music — Streaming	227,513	276,039	337,100
Recorded Music — Others	199,413	191,114	179,167
Music Publishing	106,666	157,478	156,862
Visual Media and Platform	261,433	213,961	254,121

Total	795,025	838,592	927,250
Pictures
Motion Pictures	436,017	475,061	271,081
Television Productions	288,816	301,224	267,123
Media Networks	260,437	234,429	219,376

Total	985,270	1,010,714	757,580
Electronics Products & Solutions
Televisions	788,423	646,513	709,007
Audio and Video	362,580	346,060	313,975
Still and Video Cameras	421,506	384,142	338,694
Mobile Communications	487,330	362,144	358,580
Other	243,328	231,021	182,631

Total	2,303,167	1,969,880	1,902,887
Imaging & Sensing Solutions	770,622	985,259	937,859
Financial Services	1,274,708	1,299,847	1,661,520
All Other	299,806	214,999	196,517
Corporate	12,467	20,834	11,034

Consolidated total	8,665,687	8,259,885	8,999,360

Sony has realigned its product category configuration in regard to the new EP&S segment from the first quarter of the fiscal year ended March 31, 2020. Sony has also realigned its product category configuration in the Music segment with a more detailed breakdown in Recorded Music from the fourth quarter of the fiscal year ended March 31, 2020. In connection with these realignments, all prior period sales amounts by product category in the table above have been reclassified to conform to the current presentation.
In the G&NS segment, Digital Software and
Add-on
Content includes distribution of software titles and
add-on
content through network by Sony Interactive Entertainment; Network Services includes network services relating to game, video and music content; Hardware and Others includes home gaming consoles, packaged software and peripheral devices. In the Music segment, Recorded Music — Streaming includes the distribution of digital recorded music by streaming; Recorded Music — Others includes the distribution of recorded music by physical media and digital download as well as revenue derived from artists’ live performances; Music Publishing includes the management and licensing of the words and music of songs; Visual Media and Platform includes the production and distribution of animation titles, including game applications based on the animation titles, and various service offerings for music and visual products. In the Pictures segment, Motion Pictures includes the worldwide production, acquisition and distribution of live-action and animated motion pictures;
Television Productions includes the production, acquisition and distribution of television programming; Media Networks includes the operation of television and digital networks worldwide. In the EP&S segment, Televisions includes LCD and OLED televisions; Audio and Video includes
Blu-ray
disc players and recorders, home audio, headphones and memory-based portable audio devices; Still and Video Cameras includes interchangeable lens cameras, compact digital cameras, consumer video cameras and video cameras for broadcast; Mobile Communications includes smartphones and an internet-related service business; Other includes display products such as projectors and medical equipment.
Within the EP&S segment, the operating income (loss) of Mobile Communications for the fiscal years ended March 31, 2019, 2020 and 2021 was (97,136) million yen, (21,057) million yen and 27,671 million yen, respectively
.
Geographic Information:
Sales and operating revenue attributed to countries and areas based on location of external customers for the fiscal years ended March 31, 2019, 2020 and 2021 and property, plant and equipment, net and right-of-use
assets as of March 31, 2020 and 2021 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Sales and operating revenue:
Japan	2,591,784	2,472,479	2,962,465
United States	1,982,135	1,864,390	2,153,466
Europe	1,862,166	1,697,791	1,816,244
China	770,416	845,235	762,766
Asia-Pacific	912,193	892,026	861,623
Other Areas	546,993	487,964	442,796

Total	8,665,687	8,259,885	8,999,360

	Yen in millions
	March 31
	2020	2021
Property, plant and equipment, net and right-of-use assets:
Japan	946,922	999,280
United States	214,226	211,109
Europe	67,799	74,313
China	17,996	16,976
Asia-Pacific	46,932	48,515
Other Areas	7,379	12,335

Total	1,301,254	1,362,528

Major countries and areas in each geographic segment excluding Japan, United States and China are as follows:

(1) Europe:	United Kingdom, France, Germany, Russia, Spain and Sweden
(2) Asia-Pacific:	India, South Korea, Oceania, Thailand and Malaysia
(3) Other Areas:	The Middle East/Africa, Brazil, Mexico and Canada
There are no individually material countries with respect to sales and operating revenue or property, plant and equipment, net and right-of-use
assets included in Europe, Asia-Pacific and Other Areas.
Transfers between reportable business segments or geographic areas are made at individually negotiated prices that are intended to reflect a market-based transfer price.
There were no sales and operating revenue with any single major external customer for the fiscal years ended March 31, 2019, 2020 and 2021.